Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Cumulative other comprehensive income [Member]	Treasury stock [Member]	Unearned ESOP Shares [Member]	Noncontrolling interests [Member]
Beginning balance at Dec. 31, 2013		$ 171,008	$ 170,142	$ 16,267	$ 9,136	$ 60,296	$ 92,361	$ 1,386	$ (8,104)	$ (1,200)	$ 866
Beginning balance, shares at Dec. 31, 2013				10,881,195	5,257,162,705
Stockholders' Equity Period Increase (Decrease)
Net income		23,057	23,057				23,057
Net income attributable to noncontrolling interests		551									551
Net income		23,608
Other comprehensive income (loss) attributable to parent, net of tax		2,132	2,132					2,132
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		(227)									(227)
Other comprehensive income (loss), net of tax		1,905
Noncontrolling interests, adjustments to Additional Paid in Capital			(7)			(7)
Noncontrolling interests											(322)
Total change in noncontrolling interests		(329)
Common stock issued		2,483	2,483			(273)	0		2,756
Common stock, shares issued					75,340,898
Common stock repurchased	[1]	(9,414)	(9,414)			(250)			(9,164)
Common stock repurchased, shares	[1]				(183,146,803)
Preferred stock issued to ESOP		0	0	$ 1,217		108				(1,325)
Preferred stock issued to ESOP, shares				1,217,000
Preferred stock released by ESOP		1,071	1,071			(94)				1,165
Preferred stock converted to common shares		0	0	$ (1,071)		251			820
Preferred stock converted to common shares, shares				(1,071,377)	20,992,398
Common stock warrants repurchased/exercised		(9)	(9)			(9)
Preferred stock issued		2,775	2,775	$ 2,800		(25)
Preferred stock, shares issued				112,000
Common stock dividends		(7,067)	(7,067)			76	(7,143)
Preferred stock dividends		(1,235)	(1,235)				(1,235)
Tax benefit from stock incentive compensation		453	453			453
Stock incentive compensation expense		858	858			858
Net change in deferred compensation and related plans		(845)	(845)			(847)			2
Net change		14,254	14,252	$ 2,946	$ 0	241	14,679	2,132	(5,586)	(160)	2
Net change, shares				257,623	(86,813,507)
Ending balance at Dec. 31, 2014		185,262	184,394	$ 19,213	$ 9,136	60,537	107,040	3,518	(13,690)	(1,360)	868
Ending balance, shares at Dec. 31, 2014				11,138,818	5,170,349,198
Stockholders' Equity Period Increase (Decrease)
Net income		22,894	22,894				22,894
Net income attributable to noncontrolling interests		382									382
Net income		23,276
Other comprehensive income (loss) attributable to parent, net of tax		(3,221)	(3,221)					(3,221)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		67									67
Other comprehensive income (loss), net of tax		(3,154)
Noncontrolling interests, adjustments to Additional Paid in Capital			2			2
Noncontrolling interests											(424)
Total change in noncontrolling interests		(422)
Common stock issued		2,644	2,644			(397)	0		3,041
Common stock, shares issued					69,876,577
Common stock repurchased	[1]	(8,697)	(8,697)			250			(8,947)
Common stock repurchased, shares	[1]				(163,400,892)
Preferred stock issued to ESOP		0	0	$ 826		74				(900)
Preferred stock issued to ESOP, shares				826,598
Preferred stock released by ESOP		825	825			(73)				898
Preferred stock converted to common shares		0	0	$ (825)		107			718
Preferred stock converted to common shares, shares				(825,499)	15,303,927
Common stock warrants repurchased/exercised		(49)	(49)			(49)
Preferred stock issued		2,972	2,972	$ 3,000		(28)
Preferred stock, shares issued				120,000
Common stock dividends		(7,580)	(7,580)			62	(7,642)
Preferred stock dividends		(1,426)	(1,426)				(1,426)
Tax benefit from stock incentive compensation		453	453			453
Stock incentive compensation expense		844	844			844
Net change in deferred compensation and related plans		(1,057)	(1,057)			(1,068)			11
Net change		8,629	8,604	$ 3,001	$ 0	177	13,826	(3,221)	(5,177)	(2)	25
Net change, shares				121,099	(78,220,388)
Ending balance at Dec. 31, 2015		193,891	192,998	$ 22,214	$ 9,136	60,714	120,866	297	(18,867)	(1,362)	893
Ending balance, shares at Dec. 31, 2015				11,259,917	5,092,128,810
Stockholders' Equity Period Increase (Decrease)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance		194,012	192,998	$ 22,214	$ 9,136	60,714	120,866	297	(18,867)	(1,362)	1,014
Net income		21,938	21,938				21,938
Net income attributable to noncontrolling interests		107									107
Net income		22,045
Other comprehensive income (loss) attributable to parent, net of tax		(3,434)	(3,434)					(3,434)
Other comprehensive income (loss) attributable to noncontrolling interest, net of tax		(17)									(17)
Other comprehensive income (loss), net of tax		(3,451)
Noncontrolling interests, adjustments to Additional Paid in Capital			2			2
Noncontrolling interests											(188)
Total change in noncontrolling interests		(186)
Common stock issued		2,386	2,386			(203)	(451)		3,040
Common stock, shares issued					63,441,805
Common stock repurchased	[2]	(8,116)	(8,116)			(250)			(7,866)
Common stock repurchased, shares	[2]				(159,647,152)
Preferred stock issued to ESOP		0	0	$ 1,150		99				(1,249)
Preferred stock issued to ESOP, shares				1,150,000
Preferred stock released by ESOP		963	963			(83)				1,046
Preferred stock converted to common shares		0	0	$ (963)		(11)			974
Preferred stock converted to common shares, shares				(963,205)	20,185,863
Common stock warrants repurchased/exercised		(17)	(17)			(17)
Preferred stock issued		2,101	2,101	$ 2,150		(49)
Preferred stock, shares issued				86,000
Common stock dividends		(7,661)	(7,661)			51	(7,712)
Preferred stock dividends		(1,566)	(1,566)				(1,566)
Tax benefit from stock incentive compensation		277	277			277
Stock incentive compensation expense		779	779			779
Net change in deferred compensation and related plans		(1,069)	(1,069)			(1,075)			6
Net change		6,485	6,583	$ 2,337	$ 0	(480)	12,209	(3,434)	(3,846)	(203)	(98)
Net change, shares				272,795	(76,019,484)
Ending balance at Dec. 31, 2016		$ 200,497	$ 199,581	$ 24,551	$ 9,136	$ 60,234	$ 133,075	$ (3,137)	$ (22,713)	$ (1,565)	$ 916
Ending balance, shares at Dec. 31, 2016				11,532,712	5,016,109,326

[1]	(1)For the year ended December 31, 2014, includes $750 million related to a private forward repurchase transaction entered into in fourth quarter 2014 that settled in first quarter 2015 for 14.3 million shares of common stock. For the year ended December 31, 2015, includes $500 million related to a private forward repurchase transaction that settled in first quarter 2016 for 9.2 million shares of common stock. See Note 1 (Summary of Significant Accounting Policies) for additional information.
[2]	(2)For the year ended December 31, 2016, includes $750 million related to a private forward repurchase transaction that settled in first quarter 2017 for 14.7 million shares of common stock. See Note 1 (Summary of Significant Accounting Policies) for additional information.